Note 3 - Securities Available for Sale (Details) - Securities by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Securities by Contractual Maturity [Abstract]
Due one year or less	$ 86,160
Due one year or less	85,843
Due after one year through five years	51,609
Due after one year through five years	51,510
Due after five years through ten years	0
Due after five years through ten years	0
Due after ten years	700
Due after ten years	420
No stated maturity	58
No stated maturity	61
Total	138,527	108,687
Total	$ 137,834	$ 107,956